Shareholders' Deficit - Armada - Annual - Additional Information (Detail) - $ / shares		9 Months Ended	12 Months Ended
	Oct. 19, 2025	Jun. 30, 2026	Sep. 30, 2025	Mar. 31, 2026	Dec. 31, 2025	Sep. 09, 2025	Aug. 29, 2025	Aug. 28, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Oct. 02, 2024
Stockholders Equity Note [Line Items]
Common stock, authorized (in shares)		1,000	1,000		1,000
Common stock, par value (in usd per share)		$ 0.001	$ 0.001		$ 0.001
Common stock, issued (in shares)		1	1		1
Common stock, outstanding (in shares)		1	1		1
Armada Acquisition Corp. II
Stockholders Equity Note [Line Items]
Preferred stock shares authorized (in shares)		1,000,000	1,000,000
Preferred stock shares issued (in shares)		0	0
Preferred stock shares outstanding (in shares)		0	0
Common stock, par value (in usd per share)						$ 0.10
Temporary equity shares outstanding (in shares)		23,000,000	23,000,000
Common stock, outstanding (in shares)	0
Common stock voting rights	Each share of Pubco Class Common A Stock will be entitled to one vote per share
Class A ordinary shares | Armada Acquisition Corp. II
Stockholders Equity Note [Line Items]
Common stock, authorized (in shares)		200,000,000	200,000,000
Common stock, par value (in usd per share)		$ 0.0001	$ 0.0001					$ 0.0001
Common stock, issued (in shares)		710,000	710,000					400,000
Common stock, outstanding (in shares)	120,000	710,000	710,000
Class B ordinary shares | Armada Acquisition Corp. II
Stockholders Equity Note [Line Items]
Common stock, authorized (in shares)		20,000,000	20,000,000
Common stock, par value (in usd per share)		$ 0.0001	$ 0.0001					$ 0.0001
Common stock, issued (in shares)		7,880,000	7,880,000					7,880,000
Common stock, outstanding (in shares)	2,364,000	7,880,000	7,880,000
Preferred stock [Member] | Armada Acquisition Corp. II
Stockholders Equity Note [Line Items]
Preferred stock shares authorized (in shares)		1,000,000	1,000,000
Preferred stock shares issued (in shares)		0	0
Preferred stock shares outstanding (in shares)		0	0
Common stock [Member]
Stockholders Equity Note [Line Items]
Common stock, outstanding (in shares)		1			1		0
Common stock [Member] | Class A ordinary shares | Armada Acquisition Corp. II
Stockholders Equity Note [Line Items]
Common stock, authorized (in shares)		200,000,000	200,000,000
Common stock, par value (in usd per share)		$ 0.0001	$ 0.0001
Common stock, issued (in shares)		710,000	710,000	710,000	710,000				710,000	0	0	0
Temporary equity shares outstanding (in shares)		23,000,000	23,000,000
Common stock, outstanding (in shares)		710,000	710,000
Common stock voting rights		All Class A shares are entitled to one vote per share.	All Class A shares are entitled to one vote per share.
Common stock [Member] | Class B ordinary shares | Armada Acquisition Corp. II
Stockholders Equity Note [Line Items]
Common stock, authorized (in shares)		20,000,000	20,000,000
Common stock, par value (in usd per share)		$ 0.0001	$ 0.0001
Common stock, issued (in shares)		7,880,000	7,880,000	7,880,000	7,880,000				7,880,000	7,880,000	7,880,000	0
Common stock, outstanding (in shares)		7,880,000	7,880,000
Common stock voting rights		All Class B shares are entitled to one vote per share.	All Class B shares are entitled to one vote per share.